Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Lease Liabilities [Abstract]
Reconciliation of Lease Obligations

The following table reconciles TransGlobe’s lease obligations:

($000s)	At December 31, 2019
Less than 1 year	1,479
1 - 3 years	631
Total lease payments	2,110
Amounts representing interest	302
Present value of net lease payments	1,808
Current portion of lease obligations	1,219
Non-current portion of lease obligations	589